Financial Instruments - Summary of Carrying Amounts and Fair values of Group's Financial Instruments (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	€ 34,017	€ 28,198
Financial liabilities, Carrying amount	10,849	12,077
Financial assets, Fair value	34,008	28,198
Financial liabilities, Fair value	10,849	12,077
Financial assets at fair value through profit or loss, category [member] | Positive Market Value Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	9	914
Financial assets, Fair value	9	914
Financial assets at fair value through profit or loss, category [member] | Negative Market Value Forward Contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	40	0
Financial liabilities, Fair value	40	0
Other Financial Assets At Amortized Cost [Member] | ShortTerm Deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	21,037	24,448
Financial assets, Fair value	21,037	24,448
Other Financial Assets At Amortized Cost [Member] | Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	11,675	0
Financial assets, Fair value	11,666	0
Other Financial Assets At Amortized Cost [Member] | Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	718	1,250
Financial assets, Fair value	718	1,250
Other Financial Assets At Amortized Cost [Member] | Other current/non-current assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets, Carrying amount	578	1,586
Financial assets, Fair value	578	1,586
Other Financial Assets At Amortized Cost [Member] | Accounts Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	9,407	10,052
Financial liabilities, Fair value	9,407	10,052
Other Financial Assets At Amortized Cost [Member] | Other Current Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, Carrying amount	1,402	2,025
Financial liabilities, Fair value	€ 1,402	€ 2,025